Earnings per ordinary share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per ordinary share	2 Earnings per ordinary share
Basic earnings per share

	2024	2023	2022
Net earnings attributable to owners of Rio Tinto (US$ million)	11,552	10,058	12,392
Weighted average number of shares (millions)(a)	1,623.1	1,621.4	1,619.8
Basic earnings per ordinary share (cents)	711.7	620.3	765.0
Diluted earnings per share
For the purposes of calculating diluted earnings per share, the effect of dilutive securities of 10.3 million shares in 2024 (2023: 10.1 million;
2022: 9.8 million) is added to the weighted average number of shares described in footnote (a) below. This effect is calculated under the treasury stock method, in accordance with IAS 33 “Earnings per Share”. Our only potential dilutive ordinary shares are share awards for which terms and conditions are described in note 27.

	2024	2023	2022
Net earnings attributable to owners of Rio Tinto (US$ million)	11,552	10,058	12,392
Weighted average number of shares (millions)(a)	1,633.4	1,631.5	1,629.6
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto (cents)	707.2	616.5	760.4
(a)The weighted average number of shares is calculated as the average number of Rio Tinto plc shares outstanding not held as treasury shares of 1,252.1 million (2023: 1,250.5 million; 2022:
1,248.9 million) plus the average number of Rio Tinto Limited shares outstanding of 371.0 million (2023: 370.9 million; 2022: 370.9 million) over the relevant period. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc at 31 December 2024 (2023: nil; 2022: nil).